Average Annual Total Returns - Class ACIS - DWS Managed Municipal Bond Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions - with sale 1 Year	Class A After tax on distributions - with sale 5 Years	Class A After tax on distributions - with sale 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 11, 2001	1.20%	2.76%	4.23%	1.18%	2.74%	4.22%	1.76%	2.82%	4.11%	Jun. 11, 2001	3.25%	2.53%	3.71%	Aug. 19, 2002	4.15%	3.57%	4.76%	Oct. 14, 1976	4.15%	3.54%	4.73%	5.21%	3.91%	4.63%